INCOME TAXES (Schedule of Provision (Credit) for Income Taxes) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax Expense (Benefit) [Abstract]
Federal, current	$ (576)	$ 65	$ 3
State and local, current	(36)	27	6
Foreign, current	765	463	918
Total, current	153	555	927
Federal, deferred	445	(538)	(541)
State and local, deferred	(21)	(15)	(17)
Foreign, deferred	(96)	(99)	282
Total, deferred	328	(652)	(276)
Federal	(131)	(473)	(538)
State and local	(57)	12	(11)
Foreign	669	364	1,200
Total tax provision (credit)	$ 481	$ (97)	$ 651